Commitments	12 Months Ended
Dec. 31, 2022
Commitments And Contingencies [Abstract]
Commitments	COMMITMENTS
Baytex has a number of financial obligations that are incurred in the ordinary course of business. These obligations are of a recurring nature and impact the Company’s cash flow from operations in an ongoing manner. A significant portion of these obligations will be funded by adjusted funds flow. These obligations as of December 31, 2022, and the expected timing of funding of these obligations, are noted in the table below.

	Total	Less than 1 year	1-3 years	3-5 years	Beyond 5 years
Processing agreements	$6,372	$1,071	$1,081	$754	$3,466
Transportation agreements	195,414	34,790	79,661	70,167	10,796
Total	$201,786	$35,861	$80,742	$70,921	$14,262

Baytex also has ongoing obligations related to the abandonment and reclamation of well sites and facilities which have reached the end of their economic lives (see note 9). The present value of the future estimated abandonment and reclamation costs are included in the asset retirement obligations presented in the statements of financial position. Programs to abandon and reclaim wellsites and facilities are undertaken regularly in accordance with applicable legislative requirements.